Bank and other loans - Additional Information (Details) - USD ($)		12 Months Ended
	Jul. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 29, 2016	Jun. 28, 2016
Disclosure of detailed information about borrowings [line items]
Finance costs		$ 9,200,000	$ 9,300,000	$ 10,800,000
Bank and other loans		108,800,000	121,000,000	$ 131,600,000
Senior Facilities Agreement [Member] | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 150,000,000
Senior Facilities Agreement, Accordion Feature [Member] | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Notional amount	50,000,000
Finance costs	$ 1,200,000
Loan Notes due 2018
Disclosure of detailed information about borrowings [line items]
Bank and other loans		15,000,000	14,900,000
Loan Notes due 2018 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 65,000,000
Bank and other loans		15,000,000	15,000,000		$ 50,000,000
Loan Notes due 2023
Disclosure of detailed information about borrowings [line items]
Bank and other loans		24,700,000	24,700,000
Borrowings, interest rate					4.88%	6.19%
Loan Notes due 2023 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Bank and other loans		25,000,000	25,000,000
Loan Notes due 2026
Disclosure of detailed information about borrowings [line items]
Bank and other loans		24,700,000	24,700,000
Borrowings, interest rate					4.94%
Loan Notes due 2026 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Bank and other loans		25,000,000	25,000,000
Loan Notes due 2021
Disclosure of detailed information about borrowings [line items]
Bank and other loans		$ 24,900,000	24,900,000
Borrowings, interest rate		3.67%
Borrowings, term		7 years
Loan Notes due 2021 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Bank and other loans		$ 25,000,000	25,000,000
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Bank and other loans		19,500,000	31,800,000
Revolving credit facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Bank and other loans		$ 21,300,000	$ 32,800,000